[EQUITABLE FINANCIAL LOGO]	Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

November 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of Equitable Financial Life Insurance Company (“Equitable Financial”)

Post-Effective Amendment No. 6 to the Registration Statement on Form N-4

Retirement Cornerstone® 19

File Nos. 333-229766 and 811-22651

Commissioners:

On behalf of Equitable Financial, we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 6 to the Registration Statements on Form N-4 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith